TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of income/(loss) from domestic and foreign components before income tax expenses
	2015	2016	2017
	RMB	RMB	RMB
Domestic	1,873,383,988	2,207,474,278	5,834,384,007
Foreign	1,131,979,994	(3,967,579,279)	(2,327,889,321)

Total	3,005,363,982	(1,760,105,001)	3,506,494,686

Schedule of composition of income tax expense

	2015	2016	2017
	RMB	RMB	RMB
Current income tax expense	383,723,730	454,533,605	1,452,424,600
Deferred tax expense/(benefit)	86,464,693	23,475,428	(171,901,260)

Income tax expense	470,188,423	478,009,033	1,280,523,340

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	2015	2016	2017
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates	(5)%	8%	6%
Gain on deconsolidation of a subsidiary with a withholding tax rate of 10% versus the statutory CIT rate	(11)%	—	—
Non-deductible expenses and non-taxable income incurred	6%	(50)%	4%
Change in valuation allowance	1%	(10)%	2%

Effective CIT rate	16%	(27)%	37%

Schedule of effect of preferential tax on China operations
	2015	2016	2017
	RMB	RMB	RMB
Tax holiday effect	162,896,542	177,799,057	345,292,589
Basic net income per ADS effect	1.08	0.38	0.65
Diluted net income per ADS effect	0.86	0.38	0.60

Schedule of significant components of deferred tax assets and liabilities

	2016	2017
	RMB	RMB
Accrued expenses	149,205,615	331,524,551
Loss carry forward	159,747,175	150,575,892
Accrued liability for customer reward related programs	122,635,196	99,188,976
Accrued staff salary	55,228,349	4,018,972
Others	38,782,032	73,875,163
Less: Valuation allowance of deferred tax assets	(150,286,773)	(197,214,279)

Total deferred tax assets	375,311,594	461,969,275

Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,607,882,808)	(3,847,440,251)

Net deferred tax assets/(liabilities)	(3,232,571,214)	(3,385,470,976)

Schedule of movement of valuation allowances

	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of year	183,449,500	31,489,450	150,286,773
Current year additions	31,590,648	118,797,323	46,927,506
Deconsolidation of Tujia	(183,550,698)	—	—

Balance at end of year	31,489,450	150,286,773	197,214,279

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	Impact on the effective tax rates
		2015	2016	2017
Ctrip Computer Technology (Shanghai) Co., Ltd.	15%	(1.4)%	4.2%	(1.6)%
Ctrip Travel Information Technology (Shanghai) Co., Ltd.	15%	(0.4)%	1.9%	(1.6)%
Ctrip Travel Network Technology (Shanghai) Co., Ltd.	15%	(3.0)%	7.4%	(1.6)%
Chengdu Information Technology Co., Ltd.	15%	(0.6)%	1.4%	(2.1)%
The Company and its subsidiaries in Hong Kong and	16.5%,
Cayman	0%	(0.3)%	0.8%	15.4%
Qunar and subsidiaries	15%	—	(5.9)%	(1.0)%
Others	16.5%, 15%, 0%	0.40%	(1.6)%	(1.1)%
Total		(5.3)%	8.2%	6.4%